Commitments and Contingencies - Additional Information - Legal Proceedings and Claims - Arendal Spirit UMS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Loss Contingencies [Line Items]
Long-term debt	$ 6,639,546	$ 7,384,086
Fpso [Member] | Petrobras [Member]
Loss Contingencies [Line Items]
Period for cancellation of debt	180 days
Petrobras [Member] | Units for Maintenance and Safety [Member]
Loss Contingencies [Line Items]
Debt instrument, principal amount	$ 127,500
Long-term debt	$ 112,500